SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convertible Promissory Notes - Related Parties, Fair Value (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 01, 2025	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Change in fair value of convertible promissory notes		$ 1,407	$ 4,389
August 2025 notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate amount of loan	$ 10,000
Non-cash financing costs	4,500
Non-cash issuance cost	$ 108
Change in fair value of convertible promissory notes		$ 300	$ (4,389)